PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

15.PROPERTY, PLANT AND EQUIPMENT

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Average rate %		3.52	5.77		15.76

Cost
Balance as of December 31, 2018	5,104,717	3,058,520	16,441,031	466,156	332,089	25,402,513
Additions	337,932	1,943	136,855	1,477,420	47,524	2,001,674
Write-offs	(92,705)	(36,276)	(172,458)	(1,462)	(34,858)	(337,759)
Business combination	2,151,338	3,918,552	20,255,811	425,868	454,759	27,206,328
Fair value adjustment - Fibria	2,637,671	1,502,021	5,109,939		195,684	9,445,315
Fair value adjustment – Facepa			3,072	(883)	(111)	2,078
Fair value adjustment – Ibema			5,448			5,448
Transfer and other (2)	182,621	323,029	740,879	(1,397,398)	(61,761)	(212,630)
Balance as of December 31, 2019	10,321,574	8,767,789	42,520,577	969,701	933,326	63,512,967
Additions	2,274	2,825	194,086	1,289,738	14,332	1,503,255
Write-offs	(213,399)	(26,564)	(92,915)	(18,853)	(25,189)	(376,920)
Transfer and other (2)	(198,144)	459,084	562,747	(1,357,202)	137,126	(396,389)
Balance as of December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913

Depreciation
Balance as of December 31, 2018		(906,616)	(7,248,143)		(227,495)	(8,382,254)
Additions		(255,888)	(2,123,193)		(91,170)	(2,470,251)
Write-offs		26,886	115,732		13,944	156,562
Business combination		(1,804,967)	(9,552,825)		(249,087)	(11,606,879)
Additions - Fair value adjustment from business combination – Fibria		(63,495)	(543,468)		(17,364)	(624,327)
Fair value adjustment from business combination – Facepa		(5,742)	(6,481)		(95)	(12,318)
Fair value adjustment from business combination - Ibema			(593)			(593)
Transfer and other (2)		29,906	508,585		9,547	548,038
Balance as of December 31, 2019		(2,979,916)	(18,850,386)		(561,720)	(22,392,022)
Additions		(291,862)	(2,390,583)		(110,012)	(2,792,457)
Write-offs		25,992	64,397		8,067	98,456
Balance as of December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)

Book value
Balance as of December 31, 2019	10,321,574	5,787,873	23,670,191	969,701	371,606	41,120,945
Balance as of December 31, 2020	9,912,305	5,957,348	22,007,923	883,384	395,930	39,156,890
1)	Includes vehicles, furniture and utensils and computer equipment.
2)

Includes transfers carried out between the items of property, plant and equipment, intangible assets, inventories and non-current assets held for sale as disclosed in note 1.2.2 (On December 31, 2019 includes right of use).

For the year ended December 31, 2020, the Company did  not identify any indicators of impairment of property, plant and equipment.

15.1.Items pledged as collateral

For the year ended December 31, 2020, property, plant and equipment items that are pledge as collateral for loans transactions and lawsuits, consisting substantially of the units of, Imperatriz, Limeira, Mucuri, Suzano and Três Lagoas totaled R$20,903,151 (R$24,985,741 consisting substantially of the units of Aracruz, Imperatriz, Limeira, Mucuri, Suzano and Três Lagoas as of December 31, 2019).

15.2.Capitalized expenses

For the year ended December 31, 2020, the Company capitalized interest in the amount of R$10,636  (R$4,213 as of December 31, 2019). The weighted average interest rate utilized to determine the capitalized amount was 9.06% p.a. (9.50% p.a. as of December 31, 2019).